Calvert
Moderate Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited)

Mutual Funds — 90.6%(1)

Security	Shares	Value
Equity Funds — 65.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	229,103	$ 7,397,726
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	526,400	14,733,936
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,555,725	53,470,283
Calvert US Large-Cap Growth Responsible Index Fund, Class I	406,990	17,964,548
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,886,387	50,404,245
Calvert US Mid-Cap Core Responsible Index Fund, Class I	236,376	8,202,252
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	175,247	13,702,571
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,212,320	15,347,969
Calvert Emerging Markets Equity Fund, Class R6	960,204	21,326,137
Calvert International Equity Fund, Class R6	1,010,878	25,231,509
Calvert International Opportunities Fund, Class R6	1,237,084	24,692,192
Calvert Mid-Cap Fund, Class I	86,125	3,994,490
		$256,467,858
Income Funds — 25.2%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	959,186	$14,646,774
Calvert Floating-Rate Advantage Fund, Class R6	1,933,161	18,249,040
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	1,688,354	28,870,852
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	543,373	14,752,586
Calvert Short Duration Income Fund, Class R6	326,124	5,394,087
Calvert Ultra-Short Duration Income Fund, Class R6	1,700,518	16,869,134
		$98,782,473
Total Mutual Funds (identified cost $285,153,388)		$355,250,331

U.S. Treasury Obligations — 4.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$5,081	$ 6,559,389
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(2)	4,609	4,853,927
0.875%, 1/15/29(2)(3)	5,253	6,175,999
Total U.S. Treasury Obligations (identified cost $14,965,975)		$ 17,589,315

Short-Term Investments — 4.9%

Other — 4.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(4)	19,157,885	$ 19,159,801
Total Short-Term Investments (identified cost $19,159,929)		$ 19,159,801
Total Investments — 100.0% (identified cost $319,279,292)		$391,999,447

Other Assets, Less Liabilities — 0.0%(5)	$ 90,779
Net Assets — 100.0%	$392,090,226

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(5)	Amount is less than 0.05%.

Calvert
Moderate Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	159	Long	3/31/21	$35,135,273	$30,550
U.S. Ultra 10-Year Treasury Note	7	Long	3/22/21	1,094,516	(2,223)
U.S. Ultra-Long Treasury Bond	(1)	Short	3/22/21	(213,563)	1,498
					$29,825
During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2020, the value of the Fund's investment in affiliated funds was $374,410,132, which represents 95.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period

Bond Fund, Class R6	$27,918,250	$ 833,900	$ —	$ —	$ 118,702	$ 28,870,852	$ 160,383	$ 356,516	1,688,354
Cash Reserves Fund, LLC	18,728,136	8,674,748	(8,243,083)	695	(695)	19,159,801	5,760	—	19,157,885
Emerging Markets Advancement Fund, Class I	12,834,454	93,614	—	—	2,419,901	15,347,969	19,614	—	1,212,320
Emerging Markets Equity Fund, Class R6	13,131,851	4,860,817	—	—	3,333,469	21,326,137	98,817	—	960,204
Equity Fund, Class R6	12,195,239	729,785	—	—	777,547	13,702,571	33,078	309,707	175,247
Flexible Bond Fund, Class R6	15,254,821	111,222	(1,272,000)	(17,189)	569,920	14,646,774	111,222	—	959,186
Floating-Rate Advantage Fund, Class R6	17,146,590	678,327	—	—	424,123	18,249,040	191,327	—	1,933,161
High Yield Bond Fund, Class I	17,412,192	65,176	(17,510,623)	1,177,389	(1,144,134)	—	65,176	—	—
High Yield Bond Fund, Class R6	—	17,630,056	(3,389,000)	20,539	490,991	14,752,586	119,433	—	543,373
International Equity Fund, Class R6	24,624,100	2,623,291	(5,237,973)	6,693	3,215,398	25,231,509	125,318	—	1,010,878

Calvert
Moderate Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
International Opportunities Fund, Class R6	$ 22,219,497	$ 2,060,965	$(2,438,921)	$ 15,409	$ 2,835,242	$ 24,692,192	$ 211,045	$ —	1,237,084
International Responsible Index Fund, Class R6	14,057,209	2,609,170	(3,787,680)	11,134	1,844,103	14,733,936	188,490	—	526,400
Mid-Cap Fund, Class I	3,681,883	35,350	(211,000)	7,569	480,688	3,994,490	7,237	28,113	86,125
Short Duration Income Fund, Class R6	4,914,734	408,980	—	—	70,373	5,394,087	27,711	29,270	326,124
Small-Cap Fund, Class R6	6,267,262	11,711	(343,000)	11,739	1,450,014	7,397,726	11,711	—	229,103
Ultra-Short Duration Income Fund, Class R6	17,488,143	51,368	(773,000)	(6,789)	109,412	16,869,134	51,368	—	1,700,518
US Large-Cap Core Responsible Index Fund, Class R6	47,945,243	514,489	(894,000)	241,998	5,662,553	53,470,283	514,489	—	1,555,725
US Large-Cap Growth Responsible Index Fund, Class I	16,306,469	310,149	(284,000)	147,233	1,484,697	17,964,548	89,539	220,610	406,990
US Large-Cap Value Responsible Index Fund, Class I	39,293,493	4,940,083	—	—	6,170,669	50,404,245	742,392	185,690	1,886,387
US Mid-Cap Core Responsible Index Fund, Class I	3,706,684	3,445,586	—	—	1,049,982	8,202,252	58,988	148,598	236,376
Totals				$1,616,420	$31,362,955	$374,410,132	$2,833,098	$1,278,504
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Moderate Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$355,250,331	$—	$—	$355,250,331
U.S. Treasury Obligations	—	17,589,315	—	17,589,315
Short-Term Investments	—	19,159,801	—	19,159,801
Total Investments	$355,250,331	$36,749,116	$ —	$391,999,447
Futures Contracts	$32,048	$ —	$ —	$32,048
Total	$355,282,379	$36,749,116	$ —	$392,031,495
Liability Description
Futures Contracts	$(2,223)	$ —	$ —	$(2,223)
Total	$(2,223)	$ —	$ —	$(2,223)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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